Financial Royalty Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Financial Royalty Assets, Net

6. Financial Royalty Assets, Net

Financial royalty assets, net consist of contractual rights to cash flows relating to royalty payments derived from the sales of patent-protected biopharmaceutical products that entitle the Company and its subsidiaries to receive a portion of income from the sale of those products by unrelated companies.

The gross carrying value, cumulative allowance for changes in expected cash flows, exclusive of the allowance for credit losses, and net carrying value for the current and non-current portion of royalty assets classified as financial assets at June 30, 2020 and December 31, 2019 are as follows.

June 30, 2020	Estimated royalty duration (a)	Gross carrying value	Cumulative allowance for changes in expected cash flows (Note 7)	Net carrying value (d)
		(in thousands)
Cystic fibrosis franchise	(b)	$4,692,567	$(98,381)	$4,594,186
Tysabri	(c)	2,065,179	(34,353)	2,030,826
Imbruvica	2029	1,368,322	(31,543)	1,336,779
Xtandi	2028	1,174,247	(219,405)	954,842
Promacta	2026	740,543	(8,924)	731,619
Tazverik	2036	346,902	—	346,902
Other	2019-2036	2,502,483	(499,455)	2,003,028

Total		$12,890,243	$(892,061)	$11,998,182

Less: Cumulative allowance for credit losses (Note 7)				(301,388)

Total financial royalty assets, net				$11,696,794

a)

Dates shown are based on the patent duration or management’s best estimate of the date through which the Company will be entitled to royalties. Royalty durations can change due to the grant of additional patents, the invalidation of patents, and other reasons.

b)

The estimated duration for the cystic fibrosis franchise is based on the patent expiration date for Trikafta, a franchise product which was approved in the US in October 2019. Management estimates that the most material patents provide protection through 2037.

c)	Under terms of the agreement, RPIFT acquired a perpetual royalty on net sales of Tysabri. Management has applied an end date of 2031 for purposes of accreting income over the royalty term.
d)	The net carrying value by asset is presented before the allowance for credit losses. Refer to Note 7 for additional information.

December 31, 2019	Estimated royalty duration (a)	Gross carrying value	Cumulative allowance for changes in expected cash flows (Note 7)	Net carrying value
		(in thousands)
Cystic fibrosis franchise (d)	(b)	$4,639,045	$—	$4,639,045
Tysabri	(c)	2,131,272	(71,789)	2,059,483
Imbruvica	2029	1,332,077	—	1,332,077
Xtandi	2028	1,193,918	(332,624)	861,294
Promacta	2026	776,555	—	776,555
Crysvita	2032	321,234	—	321,234
Other	2019-2036	1,768,929	(464,005)	1,304,924

Total		$12,163,030	$(868,418)	$11,294,612

a)

Dates shown are based on the patent duration or management’s best estimate of the date through which the Company will be entitled to royalties. Royalty duration can change due to the grant of additional patents, the invalidation of patents, and other reasons.

b)

The estimated duration for the cystic fibrosis franchise is based on the patent expiration date for Trikafta, a franchise product which was approved in the US in October 2019. Management estimates that the most material patents provide protection through 2037.

c)

Under terms of the agreement, RPIFT acquired a perpetual royalty on net sales of Tysabri. Management has applied an end date of 2031 for purposes of accreting income over the royalty term which is periodically reviewed by the management.

d)

The Vertex triple combination therapy, Trikafta, was approved by the FDA in October 2019. Sell-side equity research analysts’ consensus forecasts increased due to expected sales of the newly approved cystic fibrosis franchise product and resulted in a reversal of the entire cumulative allowance for changes in expected cash flows in the fourth quarter of 2019 related to this royalty asset.

Cystic fibrosis franchise clawback

In November 2019, Vertex announced that it reached an agreement with the French Authorities for a national reimbursement deal for Orkambi. As a result, management expected a reduction to royalty receipts in 2020 of approximately $35.0 million to $45.0 million, to reflect a true up related to prior periods where we collected royalties on French sales of Orkambi at a higher selling price. We recognized a reduction to the current portion of Royalty assets, net—financial asset of $41.0 million as of December 31, 2019. Upon receipt of the royalty payment in the first quarter of 2020, we did not recognize any material adjustments related to our clawback estimate.

6. Financial Royalty Assets, Net

Financial royalty assets, net consist of contractual rights to cash flows relating to royalty payments derived from the sales of patent-protected biopharmaceutical products that entitle the Company and its subsidiaries to receive a portion of income from the sale of those products by unrelated companies.

The gross carrying value, cumulative allowance for changes in expected cash flows, and net carrying value for the current and non-current portion of royalty assets classified as financial assets at December 31, 2019 are as follows.

(in thousands)	Estimated royalty expiration (a)	Gross carrying value	Cumulative allowance for changes in expected cash flows (Note 7)	Net carrying value
Cystic fibrosis franchise (d)	(b)	$4,639,045	$—	$4,639,045
Tysabri	(c)	2,131,272	(71,789)	2,059,483
Imbruvica	2029	1,332,077	—	1,332,077
Xtandi	2028	1,193,918	(332,624)	861,294
Promacta	2026	776,555	—	776,555
Crysvita	2032	321,234	—	321,234
Other	2019-2036	1,768,929	(464,005)	1,304,924

Total		$12,163,030	$(868,418)	$11,294,612

a)

Dates shown are based on the patent expiry date or management’s estimate of the date through which the Company will be entitled to royalties. Royalty expiration dates can change due to the grant of additional patents, the invalidation of patents, and other reasons.

b)

The expiration date for the Cystic fibrosis franchise is based on the patent expiration date for Trikafta, a franchise product which was approved in the US in October 2019. Management estimates that the most material patents provide protection through 2037.

c)	Under terms of the agreement, RPIFT acquired a perpetual royalty on net sales of Tysabri. Management has applied an end date of 2031 for purposes of accreting income over the royalty term.
d)

The Vertex triple combination therapy, Trikafta, was approved by the FDA in October 2019. Sell-side equity research analysts’ consensus forecasts increased due to expected sales of the newly approved Cystic fibrosis franchise product and resulted in a reversal of the entire cumulative allowance for changes in expected cash flows in the fourth quarter of 2019 related to this royalty asset.

The gross carrying value, cumulative allowance for changes in expected cash flows, and net carrying value for the current and non-current portion of royalty assets classified as financial assets at December 31, 2018 are as follows.

(in thousands)	Estimated royalty expiration (a)	Gross carrying value	Cumulative allowance for changes in expected cash flows (Note 7)	Net carrying value
Cystic fibrosis franchise	(b)	$4,641,167	$(1,101,675)	$3,539,492
Tysabri	(c)	2,237,534	(138,240)	2,099,294
Imbruvica	2029	1,253,425	—	1,253,425
Xtandi	2028	1,214,081	(256,056)	958,025
Soliqua	2025	210,413	—	210,413
Lexiscan	2022	214,572	(46,890)	167,682
Other	2019-2028	1,050,757	(440,036)	610,721

Total		$10,821,949	$(1,982,897)	$8,839,052

a)

Dates shown are based on the patent expiry date or management’s best estimate of the date through which we will be entitled to royalties. Royalty expiration dates can change due to the grant of additional patents, the invalidation of patents, and other reasons.

b)

Kalydeco monotherapy patents begin expiring in 2027, while other patents in the franchise are expected to provide protection for combination use of Kalydeco through 2029 to 2031. Management estimates that the most material patents provide protection through 2030.

c)

Under terms of the agreement, RPIFT acquired a perpetual royalty on net sales of Tysabri. Management has applied an end date of 2031 for purposes of accreting income over the royalty term. The one-year extension of the royalty term from the prior year was based in part on the absence of sales projections declines by sell-side equity research analysts in later periods and no immediate expected launch of biosimilars.

Gain on sale of royalty asset

In February 2017, we sold a royalty asset back to the marketer for cash proceeds of $115.0 million. At the date of sale, the net carrying value of the royalty asset was $62.2 million and we recognized a gain on the sale as shown on the consolidated statements of comprehensive income for the year ended December 31, 2017.

Tysabri milestone

Tysabri royalty payments due to the Company exceeded $333.0 million for the year ended December 2018, as evidenced by marketer provided sales reports, and triggered a milestone payment of $250.0 million payable to the royalty seller Perrigo Company PLC (“Perrigo”). Under the terms of the Purchase and Sale Agreement for Tysabri, this milestone payment was treated as additional purchase price. We recognized a $250.0 million increase to the gross carrying value of our Tysabri royalty asset and a corresponding milestone payable on the consolidated balance sheets as of December 31, 2018, which was subsequently paid in the first quarter of 2019.

Cystic fibrosis franchise clawback

In November 2019, Vertex announced that it reached an agreement with the French Authorities for a national reimbursement deal for Orkambi. As a result, management expects a reduction to royalty receipts in 2020 by approximately $35.0 million to $45.0 million, to reflect a true up related to prior periods where we collected royalties on French sales of Orkambi at a higher selling price. We recognized a reduction to the current portion of Royalty assets, net - financial asset of $41.0 million as of December 31, 2019.